Other Current Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Current Assets [Abstract]
Other current assets
10 (a)	Other current assets

The components of other current assets were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024

Security deposits	$38,436	$98,813
Franchise tax refund receivable	84,490	84,490
Advance to employees	23,500	15,159
Receivables from car sale	89,795	90,244
Advance income taxes, net	9,431	9,094
Advance to suppliers	46,852	9,370
Other receivables	91,776	216,576
Other current assets	$384,280	$523,746

10 (b)	Other current assets with related parties

The components of other current assets with related parties were as follows:

(In USD)

As at	September 30, 2024	March 31, 2024

Advance to director	$-	$44,168
Other current assets with related parties	$-	$44,168

9 (a)	Other current assets

The components of other current assets were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Security deposits	98,813	53,585
Franchise tax refund receivable	84,490	-
Advance to employees	15,159	67,997
Receivables from car sale	90,244	578,523
Advance income taxes, net	9,094	105,837
Advance to suppliers	9,370	88,115
Other receivables	216,576	256,152
Other current assets	523,746	1,150,209

9 (b)	Other current assets with related parties

The components of other current assets with related parties were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Advance to director	$44,168	$19,682
Other current assets with related parties	44,168	19,682